Cover	Oct. 20, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported in the Current Report on Form 8-K filed by Bold Eagle Acquisition Corp. (the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on October 26, 2026 (the “Original 8-K”), on October 20, 2026, the Company held an extraordinary general meeting (the “Extraordinary General Meeting”) of its shareholders at which its shareholders approved an amendment to its amended and restated memorandum and articles of association (the “Articles”) to extend the date by which the Company has to consummate an initial business combination from October 25, 2026 to June 25, 2027 (the “Extension”). The Original 8-K reported the results of the Extraordinary General Meeting, the amendment to the Articles to effect the Extension, the redemption of Class A Shares (as defined below) in connection therewith, certain reversals of redemptions (the “Redemption Reversal”), and the Conversion (as defined below) of Class B Shares (as defined below) by Eagle Equity Partners IV, LLC, the Company’s sponsor (the “Sponsor”). This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by the Company to update the approximate per share amount paid to redeeming shareholders and the remaining cash held in the trust account established in connection with the Company’s initial public offering (the “Trust Account”), and to correct the number of Class A Shares outstanding after the Conversion and Redemption Reversals by increasing the number by 358,000, as reported in Item 8.01 of the Original 8-K. Except for the amendment and restatement of Item 8.01 of the Original Form 8-K below to include the updates and correction referred to above, the disclosures made in the Original 8-K remain unchanged.
Document Period End Date	Oct. 20, 2026
Entity File Number	001-42385
Entity Registrant Name	BOLD EAGLE ACQUISITION CORP.
Entity Central Index Key	0001852207
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	955 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10075
City Area Code	310
Local Phone Number	209-7280
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one twentieth (1/20) of a Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one twentieth (1/20) of a Class A ordinary share
Trading Symbol	BEAGU
Security Exchange Name	NASDAQ
Class A ordinary shares, $0.0001 par value
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	BEAG
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one twentieth (1/20) of one Class A ordinary share
Title of 12(b) Security	Rights, each entitling the holder to receive one twentieth (1/20) of one Class A ordinary share
Trading Symbol	BEAGR
Security Exchange Name	NASDAQ